GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

27.  GENERAL AND ADMINISTRATIVE EXPENSES

The breakdown of general and administrative expenses is as follows:

	2015	2016	2017
Provision for impairment of receivables (Note 6d)	1,010	743	1,494
General expenses	1,032	1,626	1,449
Training, education and recruitment	393	399	531
Professional fees	424	594	498
Travelling	347	436	475
Meeting	163	207	241
Social contribution	116	134	197
Collection expenses	368	152	135
Others	351	319	240
Total	4,204	4,610	5,260

Refer to Note 31 for details of related party transactions.